Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 5,383	$ 5,065		$ 5,134
Depreciation and amortization	200	151		84
Deferred income taxes, net	(128)	(30)		(2)
Accrued severance pay	118	111		113
Unrealized loss (gain) from marketable securities	(51)	(93)		78
Realized gain on sale of marketable securities, net	(25)	(24)		(32)
Employees share-based compensation	213	200		224
Decrease (increase) in accounts receivable:
Trade	1,073	805		(750)
Other	323	187		350
Decrease (increase) in prepaid expenses	(45)	(15)		138
Increase (decrease) in accounts payable and accruals:
Trade	(901)	138		34
Other	58	48		664
Change in operation lease liability	78	(15)
Increase (decrease) in deferred revenues	203	153		(1,569)
Net cash provided by operating activities	6,499	6,681		4,466
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sales of marketable securities, net	545	2,529		1,846
Acquisition of subsidiaries		(2,310)
Purchase of property and equipment	(68)	(52)		(46)
Severance pay funds	(126)	(139)		(105)
Proceeds from (investment in) short-term bank deposits	(385)	2,017		(2,612)
Net cash provided by (used in) investing activities	(34)	2,045		(917)
CASH FLOWS FROM FINANCING ACTIVITIES:
Employee stock options exercised and paid				39
Dividend paid	(4,775)	(5,061)		(5,799)
Net cash used in financing activities	(4,775)	(5,061)		(5,760)
TRANSLATION ADJUSTMENTS ON CASH AND CASH EQUIVILENTS	91	11
INCREASE (DECREASE) IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	1,781	3,676		(2,211)
BALANCE OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF YEAR	6,479	2,803	[1]	5,014
BALANCE OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT END OF YEAR	8,260	6,479		2,803	[1]
SUPPLEMENTAL DISCLOSURE OF CASH FLOW AND NON-CASH ACTIVITIES:
Taxes paid (refunded)	454	12		(19)
Net lease liabilities arising from obtaining right-of-use asset.	599
Shares issued in respect of acquisition of a subsidiary from treasury shares		$ 757

[1]	Total cash and cash equivalents of $2,739 and restricted cash of $64 that included in other receivables.